SHARE-BASED PAYMENTS - Restricted share units and performance share units (Details)	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
RSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,018,974	0
Granted during the year (in shares) | shares	665,717	1,090,627
Vested during the year (in shares) | shares	(374,568)	0
Forfeited during the year (in shares) | shares	(34,706)	(5,668)
Outstanding, ending balance (in shares) | shares	1,275,417	1,084,959
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.63	$ 0
Granted during the year (in USD per share) | $ / shares	26.95	13.63
Vested during the year (in USD per share) | $ / shares	13.39	0
Forfeited during the year (in USD per share) | $ / shares	15.53	13.64
Outstanding, ending balance (in USD per share) | $ / shares	$ 20.47	$ 13.63
PSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,888,821	0
Granted during the year (in shares) | shares	1,163,249	1,993,174
Vested during the year (in shares) | shares	(7,465)	0
Forfeited during the year (in shares) | shares	(77,489)	(6,299)
Outstanding, ending balance (in shares) | shares	2,967,116	1,986,875
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 14.55	$ 0
Granted during the year (in USD per share) | $ / shares	26.88	14.56
Vested during the year (in USD per share) | $ / shares	14.55	0
Forfeited during the year (in USD per share) | $ / shares	17.07	14.55
Outstanding, ending balance (in USD per share) | $ / shares	$ 21.38	$ 14.56